Loans And Allowance For Credit Losses (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2009	Sep. 30, 2011	Mar. 31, 2011
Loans And Allowance For Credit Losses [Abstract]
Minimum days of accruing loans contractually past due		90	90
Retained senior beneficial interest accounted for as investment securities of securitized commercial loans without recourse accounted for as trust	¥ 60,671
The amount of subordinated beneficial interests sold to investors	7,419
Subordinated beneficial interests of securitized commercial loans without recourse accounted for as trust sold	68,090
Fair value of securitized senior beneficial interests		21,706	22,032
The initial fair value of the senior beneficial interests classified as Level 2 assets at the date of the securitization	57,461
Initial one month forward rate, minimum	0.33%
Initial one month forward rate, maximum	1.07%
Initial credit spread, minimum	1.73%
Initial credit spread, maximum	4.83%
All deposits with the New Fund regarding the Government-led Loan Restructuring Program Collected		¥ 161,435